Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,576,346	$ 5,599,318
Containers, accumulated depreciation	(1,522,009)	(1,443,167)
Containers, net book value	4,054,337	4,156,151
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	5,572,073	5,582,986
Containers, accumulated depreciation	(1,521,844)	(1,442,986)
Containers, net book value	4,050,229	4,140,000
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	4,273	16,332
Containers, accumulated depreciation	(165)	(181)
Containers, net book value	$ 4,108	$ 16,151